Note 10 - Customer Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Customer Deposits [Text Block]
10.	Customer Deposits

These amounts represent deposits received from charterers as guarantees and are comprised as follows:

(a)	On
February 24, 2015
an amount of
$1,820,700
was received from the bareboat charterer of Aframax tanker “Stealth Berana” (ex. “Spike”) which is equal to five
-months hire. This amount will be returned to the charterer after the expiration of the bareboat charter in
April 2018.

(b)	On
October 12, 2015
an amount of
$736,000
was received from the bareboat charterer of Product carrier “Stealth Falcon” (ex.
“Navig8
Faith”) which is equal to
three
-months hire. This amount will be returned to the charterer at the end of the three
-year bareboat charter in
February 2019.